CONSOLIDATED STATEMENTS OF CAPITALIZATION - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Secured Long-term debt:
Total Secured Long-term, debt	$ 8,910,680	$ 8,232,703
Unsecured debt:
Total long-term debt	9,347,307	8,232,703
Obligations under capital leases	87,191	94,358
Obligation under Rocky Mountain transactions	21,428	20,051
Patronage capital and membership fees	962,286	911,087
Subtotal	10,418,212	9,258,199
Less: long-term debt and capital leases due within one year	(522,289)	(216,694)
Less: unamortized debt issuance costs	(92,377)	(87,802)
Less: unamortized bond discounts on long-term debt	(10,954)	(7,811)
Total capitalization	9,792,592	8,945,892
Commercial paper
Unsecured debt:
Unsecured debt	436,627
Federal Financing Bank (FFB) | First mortgage notes payable to the Federal Financing Bank at interest rates varying from 1.84% to 8.43% (average rate of 3.85% at December 31, 2018) due in quarterly installments through 2046
Secured Long-term debt:
Debt Instrument Principal Outstanding	2,577,699	2,456,864
Federal Financing Bank (FFB) | First mortgage notes payable to the Federal Financing Bank at interest rates varying from 2.51% to 3.87% (average rate of 3.37% at December 31, 2018) due in quarterly installments through 2044
Secured Long-term debt:
Debt Instrument Principal Outstanding	1,794,723	1,735,586
National Rural Utilities Cooperative Finance Corporation | First mortgage notes payable to National Rural Utilities Cooperative Finance Corporation at interest rates varying from 4.75% to 4.90% (average rate of 4.79% at December 31, 2018) due in quarterly installments through 2020
Secured Long-term debt:
Debt Instrument Principal Outstanding	1,426	2,411
Public | First mortgage bonds payable: Series 2006 First Mortgage Bonds, 5.534%, due 2031 through 2035
Secured Long-term debt:
Debt Instrument Principal Outstanding	300,000	300,000
Public | First mortgage bonds payable: Series 2007 First Mortgage Bonds, 6.191%, due 2024 through 2031
Secured Long-term debt:
Debt Instrument Principal Outstanding	500,000	500,000
Public | First mortgage bonds payable: Series 2009A First Mortgage Bonds, 6.10%, due 2019
Secured Long-term debt:
Debt Instrument Principal Outstanding	350,000	350,000
Public | First mortgage bonds payable: Series 2009B First Mortgage Bonds, 5.95%, due 2039
Secured Long-term debt:
Debt Instrument Principal Outstanding	400,000	400,000
Public | First mortgage bonds payable: Series 2009 Clean renewable energy bond, 1.81%, due 2024
Secured Long-term debt:
Debt Instrument Principal Outstanding	6,062	7,072
Public | First mortgage bonds payable: Series 2010A First Mortgage Bonds, 5.375% due 2040
Secured Long-term debt:
Debt Instrument Principal Outstanding	450,000	450,000
Public | First mortgage bonds payable: Series 2011A First Mortgage Bonds, 5.25% due 2050
Secured Long-term debt:
Debt Instrument Principal Outstanding	300,000	300,000
Public | First mortgage bonds payable: Series 2012A First Mortgage Bonds, 4.20% due 2042
Secured Long-term debt:
Debt Instrument Principal Outstanding	250,000	250,000
Public | First mortgage bonds payable: Series 2014A First Mortgage Bonds, 4.55% due 2044
Secured Long-term debt:
Debt Instrument Principal Outstanding	250,000	250,000
Public | First mortgage bonds payable: Series 2016A First Mortgage Bonds, 4.25% due 2046
Secured Long-term debt:
Debt Instrument Principal Outstanding	250,000	250,000
Public | First Mortgage Bonds Payable: Series 2018A First Mortgage Bonds, 5.05% Due 2048
Secured Long-term debt:
Debt Instrument Principal Outstanding	500,000
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: 2009A Heard and Monroe, and 2009B Monroe, Weekly rate bonds, 1.80%, due 2030 through 2038
Secured Long-term debt:
Debt Instrument Principal Outstanding	112,055	112,055
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: 2010A Burke and Monroe, and 2010B Burke, Weekly rate bonds, 1.71% to 1.82%, due 2036 through 2037
Secured Long-term debt:
Debt Instrument Principal Outstanding	133,550	133,550
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: 2013A Appling, Burke and Monroe, Term rate bonds, 2.40% through April 1, 2020, due 2038 through 2040
Secured Long-term debt:
Debt Instrument Principal Outstanding	212,760	212,760
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: Series 2017 A Burke, Heard, Monroe and 2017B Burke, Indexed put bonds - weekly reset, 2.81% due 2040 through 2045
Secured Long-term debt:
Debt Instrument Principal Outstanding	122,620	122,620
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: Series 2017 C, D Burke, Remarketed in 2018 to fixed rate bonds, 4.125% through February 1,2028, due 2041 through 2045
Secured Long-term debt:
Debt Instrument Principal Outstanding	200,000	200,000
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: Series 2017E Burke, Remarketed in 2018 to term rate bonds, 3.25% through February 3,2025, due 2041 through 2045
Secured Long-term debt:
Debt Instrument Principal Outstanding	100,000	100,000
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: Series 2017 F Burke, Remarketed in 2018 to term rate bonds, 3.00% through February 1,2023, due 2041 through 2045
Secured Long-term debt:
Debt Instrument Principal Outstanding	$ 99,785	$ 99,785